Fair Value - Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Assets
Listed equity securities	$ 2,496	$ 2,423
Digital assets	5,157,645
Total Assets	5,160,141	2,423
Liabilities
Embedded derivative liabilities (included in convertible debentures)	(4,951,923)	(558,000)
Warrant liabilities		(123,188)
Obligation to deliver digital assets	(1,597,835)
Total Liabilities	(6,549,758)	(681,188)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	2,496	2,423
Digital assets	5,157,645
Total Assets	5,160,141	2,423
Liabilities
Embedded derivative liabilities (included in convertible debentures)
Warrant liabilities		(83,954)
Obligation to deliver digital assets	(1,597,835)
Total Liabilities	(1,597,835)	(83,954)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Digital assets
Total Assets
Liabilities
Embedded derivative liabilities (included in convertible debentures)	(4,951,923)	(558,000)
Warrant liabilities		(39,234)
Obligation to deliver digital assets
Total Liabilities	(4,951,923)	(597,234)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Digital assets
Total Assets
Liabilities
Embedded derivative liabilities (included in convertible debentures)
Warrant liabilities
Obligation to deliver digital assets
Total Liabilities